Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Beginning Balance	$ 7,673	$ 6,588
Goodwill additions through acquisitions		18,400
Goodwill, Impairment Loss	(7,571)	(14,789)
Valuation measurement period adjustments		(2,233)
Exchange rate fluctuations	(102)	(293)
Ending Balance	0	7,673
Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	5,546
Goodwill, Impairment Loss	(5,540)	(11,896)
Ending Balance	0	5,546
Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	2,127
Goodwill, Impairment Loss	(2,031)	(2,893)
Ending Balance	0	2,127
Saves
Goodwill [Roll Forward]
Goodwill, Impairment Loss	(700)
Saves | Systat
Goodwill [Roll Forward]
Beginning Balance	695	520
Goodwill additions through acquisitions		200
Goodwill, Impairment Loss	(695)	0
Valuation measurement period adjustments		(25)
Exchange rate fluctuations	0	0
Ending Balance	0	695
Saves | Systat | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Saves | Systat | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	695
Ending Balance	0	695
Indoor Intelligence
Goodwill [Roll Forward]
Goodwill, Impairment Loss	(29,100)	(22,200)
Indoor Intelligence | GTX
Goodwill [Roll Forward]
Beginning Balance	1	2
Goodwill additions through acquisitions		0
Goodwill, Impairment Loss	(1)	(1)
Valuation measurement period adjustments		0
Exchange rate fluctuations	0	0
Ending Balance	0	1
Indoor Intelligence | GTX | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | GTX | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	1
Ending Balance	0	1
Indoor Intelligence | Nanotron
Goodwill [Roll Forward]
Beginning Balance	1,119	3,931
Goodwill additions through acquisitions		0
Goodwill, Impairment Loss	(1,035)	(2,263)
Valuation measurement period adjustments		(255)
Exchange rate fluctuations	(84)	(294)
Ending Balance	0	1,119
Indoor Intelligence | Nanotron | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | Nanotron | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	1,119
Ending Balance	0	1,119
Indoor Intelligence | Locality
Goodwill [Roll Forward]
Beginning Balance	0	672
Goodwill additions through acquisitions		0
Goodwill, Impairment Loss	0	(689)
Valuation measurement period adjustments		0
Exchange rate fluctuations	0	17
Ending Balance	0	0
Indoor Intelligence | Locality | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | Locality | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | Jibestream
Goodwill [Roll Forward]
Beginning Balance	480	1,463
Goodwill additions through acquisitions		0
Goodwill, Impairment Loss	(474)	(967)
Valuation measurement period adjustments		0
Exchange rate fluctuations	(6)	(16)
Ending Balance	0	480
Indoor Intelligence | Jibestream | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	480
Ending Balance	0	480
Indoor Intelligence | Jibestream | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | CXApp
Goodwill [Roll Forward]
Beginning Balance	5,066	0
Goodwill additions through acquisitions		17,432
Goodwill, Impairment Loss	(5,066)	(10,239)
Valuation measurement period adjustments		(2,127)
Exchange rate fluctuations	0	0
Ending Balance	0	5,066
Indoor Intelligence | CXApp | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	5,066
Ending Balance	0	5,066
Indoor Intelligence | CXApp | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | Game Your Game
Goodwill [Roll Forward]
Beginning Balance	153	0
Goodwill additions through acquisitions		286
Goodwill, Impairment Loss	(153)	(307)
Valuation measurement period adjustments		174
Exchange rate fluctuations	0	0
Ending Balance	0	153
Indoor Intelligence | Game Your Game | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | Game Your Game | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	153
Ending Balance	0	153
Indoor Intelligence | IntraNav
Goodwill [Roll Forward]
Beginning Balance	159	0
Goodwill additions through acquisitions		482
Goodwill, Impairment Loss	(147)	(323)
Valuation measurement period adjustments		0
Exchange rate fluctuations	(12)	0
Ending Balance	0	159
Indoor Intelligence | IntraNav | Discontinued Operations
Goodwill [Roll Forward]
Beginning Balance	0
Ending Balance	0	0
Indoor Intelligence | IntraNav | Continuing Operations
Goodwill [Roll Forward]
Beginning Balance	159
Ending Balance	$ 0	$ 159